Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2020
Computer Equipment
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	33.00%
Laboratory Equipment
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	15.00%
Leasehold Improvements
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	0.00% [1]
Office Equipment | Bottom of Range
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	7.00%
Office Equipment | Top of Range
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Property, plant and equipment, depreciation annual rates	15.00%

[1]	Leasehold improvements are depreciated on a straight-line basis over the earlier of the lease term or the estimated useful life of the improvement.